Average Annual Total Returns{- Fidelity Flex® Small Cap Fund} - 10.31 Fidelity Flex Small Cap Fund PRO-09 - Fidelity Flex® Small Cap Fund	Fidelity Flex Small Cap Fund-Default Return Before Taxes Past 1 year	Fidelity Flex Small Cap Fund-Default Return Before Taxes Since Inception		Fidelity Flex Small Cap Fund-Default After Taxes on Distributions Past 1 year	Fidelity Flex Small Cap Fund-Default After Taxes on Distributions Since Inception		Fidelity Flex Small Cap Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Flex Small Cap Fund-Default After Taxes on Distributions and Sales Since Inception		RS002 Past 1 year	RS002 Since Inception
Total	33.17%	11.17%	[1]	32.92%	10.63%	[1]	19.78%	8.54%	[1]	25.52%	8.60%	[1]

[1]	(a)From March 7, 2017